Interest in joint operations	12 Months Ended
Jun. 30, 2023
Interest in joint operations
Interest in joint operations
20	Interest in joint operations

At 30 June, the Group’s interest in material joint operations were:

			% of equity owned
			2023	2022
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC	United States of America	Manufactures ethylene and polyethylene chemicals	50	50
Natref	South Africa	Refining of crude oil	64	64

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Louisiana
	Integrated
	Polyethylene		Total	Total
	JV LLC*	Natref	2023	2022
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	35 190	3 846	39 036	34 149
External current assets	1 123	414	1 537	1 357
Intercompany current assets	187	2	189	72
Total assets	36 500	4 262	40 762	35 578
Shareholders’ equity	35 482	304	35 786	31 081
Long-term liabilities	33	2 710	2 743	2 454
Interest-bearing current liabilities	12	168	180	237
Non-interest-bearing current liabilities	785	703	1 488	1 201
Intercompany current liabilities	188	377	565	605
Total equity and liabilities	36 500	4 262	40 762	35 578
*

The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, a subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol’s Linear low-density polyethylene and Low-density polyethylene produced by the joint operation to customers.

At 30 June 2023, the Group’s share of the total capital commitments of joint operations amounted to R1 155 million (2022 - R977 million).

Accounting policies:

The Group recognises its share of any jointly held or incurred assets, liabilities, revenues and expenses along with the Group’s income from the sale of its share of the output and any liabilities and expenses that the Group has incurred in relation to the joint operation. These have been incorporated in the financial statements under the appropriate headings.